Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 10 : Subsequent Events	Note 10: Subsequent Events All events subsequent to the last financial statements date of September 30, 2021 are reviewed and disclosed.

Note 10: Subsequent Events

Loan from shareholder

On January 19, 2021, our sole shareholder further provided the Company with a loan in the amount of $10,000, bringing the total owed to $19,500.

As of Feb 27, 2021, all events subsequent to last financial statements date of December 31, 2020 are reviewed and disclosed.